Critical Accounting Estimates and Assumptions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 MXN ($)
Critical Accounting Estimates and Assumptions
Expected Future Benefit Period	5 years
Percentage Of Production Cost Expensed	70.00%
Decrease in expected future revenue	10.00%
Expected Decrease In Revenue	$ 222,330
Expected increase in programming amortization expense	$ 222,330